Financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial assets and liabilities	Financial assets and liabilities
Fair value
The following table provides the fair value details of certain financial instruments measured at amortized cost in the statements of financial position.

			June 30, 2025		December 31, 2024
	Classification	Fair value methodology	Carrying value	Fair value	Carrying value	Fair value (1)
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	30,259	30,098	31,247	30,022
(1)We have reclassified amounts from the previous period to make them consistent with the presentation of the current period.
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
June 30, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	922	69	—	853
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(968)	—	(962)	(6)
Other	Other non-current assets	236	—	236	—
December 31, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(368)	—	(368)	—
Other	Other non-current assets	225	—	225	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive income to the Deficit in the statements of financial position when realized.
Market risk
Currency exposures
In 2025, we entered into an amortizing cross currency interest rate swap with a notional amount of $228 million in U.S. dollars ($315 million in Canadian dollars), to hedge the interest rate exposure on other debt maturing in 2029. The fair value of the amortizing cross currency interest rate swap at June 30, 2025 was a net liability of $6 million recognized in Other current assets and Other non-current liabilities in the statements of financial position. See Note 11, Debt for additional details.
In 2025, we terminated cross currency interest rate swaps expiring in 2025 and 2026 with a notional amount of $600 million in U.S. dollars ($814 million in Canadian dollars) used to hedge the U.S. currency exposure of loans maturing in 2025 and 2026 under our Bell Mobility trade loan agreement. The fair value of the cross currency interest rate swaps at the date of termination was $4 million. See Note 11, Debt for additional details.
In 2025, following the repurchase of a portion of certain debt prior to maturity, we proportionately terminated the corresponding cross currency interest rate swaps used to hedge the U.S. currency exposure of this debt. Specifically, we terminated cross currency interest rate swaps with a notional amount of $174 million in U.S. dollars ($235 million in Canadian dollars) relating to our Series US-2 Notes, $79 million in U.S. dollars ($100 million in Canadian dollars) relating to our Series US-4 Notes, $183 million in U.S. dollars ($230 million in Canadian dollars) relating to our Series US-5 Notes, $191 million in U.S. dollars ($241 million in Canadian dollars) relating to our Series US-6 Notes and $217 million in U.S. dollars ($276 million in Canadian dollars) relating to our Series US-7 Notes. The fair value of the cross currency interest rate swaps at the date of termination was a net liability of $110 million, reflected in the initial fair value of the cross currency interest rate swaps relating to our Series A Notes and Series B Notes described below. See Note 11, Debt for additional details.
In 2025, we entered into foreign exchange swaps with a notional amount of $1,000 million in U.S. dollars ($1,398 million in Canadian dollars), maturing in 2025, to hedge the U.S. currency exposure of our Series A Notes maturing in 2055. In 2025, we terminated a portion of these foreign exchange swaps with a notional amount $628 million in U.S. dollars ($878 million in Canadian dollars). The fair value of the foreign exchange swaps at the dates of termination was a net liability of $3 million, of which a liability of $8 million is reflected in the initial fair value of the cross currency interest rate swaps relating to our Series A Notes described below. The fair value of the remaining foreign exchange swaps with a notional amount of $372 million in U.S. dollars ($520 million in Canadian dollars) at June 30, 2025 was a net liability of $16 million recognized in Other current assets and Trade payables and other liabilities in the statements of financial position.
In 2025, we entered into foreign exchange swaps with a notional amount of $1,250 million in U.S. dollars ($1,769 million in Canadian dollars) to hedge the U.S. currency exposure of our Series B Notes maturing in 2055. The foreign exchange swaps matured in 2025. The fair value of the foreign exchange swaps at maturity was $13 million. Subsequently, we entered into foreign exchange swaps with a notional amount of $828 million in U.S. dollars ($1,167 million in Canadian dollars), maturing in 2025, to hedge the U.S. currency exposure of our Series B Notes. In 2025, we terminated a portion of these foreign exchange swaps with a notional amount of $456 million in U.S. dollars ($643 million in Canadian dollars). The fair value of the foreign exchange swaps at the date of termination was a liability of $24 million, of which $14 million is reflected in the initial fair value of the cross currency interest rate swaps relating to our Series B Notes described below. The fair value of the remaining foreign exchange swaps with a notional amount of $372 million in U.S. dollars ($524 million in Canadian dollars) at June 30, 2025 was a net liability of $20 million recognized in Other current assets and Trade payables and other liabilities in the statements of financial position.
In 2025, we entered into cross currency interest rate swaps with a notional amount of $628 million in U.S. dollars ($942 million in Canadian dollars), maturing in 2030, to hedge the U.S. currency exposure of our Series A Notes maturing in 2055. The fair value of the cross currency interest rate swaps at June 30, 2025 was a net liability of $79 million recognized in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. This fair value reflects an initial net liability of $55 million on termination of the cross currency swaps noted above and an initial liability of $8 million related to the terminated foreign exchange swaps also noted above.
In 2025, we entered into cross currency interest rate swaps with a notional amount of $878 million in U.S. dollars ($1,288 million in Canadian dollars), maturing in 2035 to hedge the U.S. currency exposure of our Series B Notes maturing in 2055. The fair value of the cross currency interest rate swaps at June 30, 2025 was a net liability of $78 million recognized in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. This fair value reflects an initial net liability of $55 million on termination of the cross currency swaps noted above and an initial liability of $14 million related to the terminated foreign exchange swaps also noted above.
The following table provides details on our outstanding foreign currency forward contracts and options at June 30, 2025.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,166	CAD	1,604	2025	Loans
Cash flow	USD	1,035	CAD	1,416	2025	Commercial paper
Cash flow (2)	USD	905	CAD	1,241	2025	Business acquisition
Cash flow	USD	378	CAD	491	2025	Anticipated purchases
Cash flow	PHP	1,623	CAD	38	2025	Anticipated purchases
Cash flow	USD	641	CAD	852	2026	Anticipated purchases
Cash flow	USD	120	CAD	158	2027	Anticipated purchases
Economic	USD	1,626	CAD	2,233	2025	Business acquisition
Economic - options (3)	USD	200	CAD	277	2025	Business acquisition
Economic - call options	USD	261	CAD	353	2025	Business acquisition
Economic - put options	USD	261	CAD	353	2025	Business acquisition
Economic - swaps	CAD	280	USD	200	2025	Anticipated purchases
Economic - put options	USD	190	CAD	251	2025	Anticipated purchases
Economic - call options	USD	120	CAD	158	2026	Anticipated purchases
Economic - call options	CAD	348	USD	240	2026	Anticipated purchases
Economic - put options	USD	150	CAD	197	2026	Anticipated purchases
Economic - swaps	USD	200	CAD	275	2027	Anticipated purchases
Economic - call options	USD	150	CAD	197	2027	Anticipated purchases
Economic - put options	USD	120	CAD	158	2027	Anticipated purchases
Economic - call options	CAD	360	USD	240	2028	Anticipated purchases
(1)Forward contracts to hedge loans secured by receivables under our securitization program.
(2)Deal contingent foreign exchange forwards.
(3)Foreign currency options with a leverage provision and a profit cap limitation.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a gain of $133 million (loss of $269 million) recognized in net earnings at June 30, 2025 and a gain of $238 million (loss of $227 million) recognized in Other comprehensive income at June 30, 2025, with all other variables held constant.
Interest rate exposures
In 2025, we sold interest rate swaptions with a total notional amount of $345 million expiring in 2025 having maturity dates in 2030 and 2035 to hedge economically the fair value of our Series A Notes and Series B Notes maturing in 2055 for $2 million. The fair value of the swaptions at June 30, 2025 was a liability of $2 million recognized in Trade payables and other liabilities in the statements of financial position.
In 2025, we entered into bond forwards with a notional amount of $300 million, maturing in 2025, to hedge economically the cost to repurchase a portion of our Series M-55 MTN debentures maturing in 2051. The fair value of the bond forwards at the date of maturity was a loss of $3 million.
In 2025, we entered into interest rate swaps with a notional amount of $372 million in U.S. dollars ($531 million in Canadian dollars), maturing in 2030, to hedge the fair value of our Series A Notes maturing in 2055. The fair value of the interest rate swaps at June 30, 2025 was a net asset of $7 million recognized in Other non-current assets and Trade payables and other liabilities in the statements of financial position.
In 2025, we entered into interest rate swaps with a notional amount of $372 million in U.S. dollars ($531 million in Canadian dollars), maturing in 2035, to hedge the fair value of our Series B Notes maturing in 2055. The fair value of the interest rate swaps at June 30, 2025 was a net asset of $7 million recognized in Other non-current assets and Trade payables and other liabilities in the statements of financial position.
In 2025, we terminated interest rate floors expiring in 2029 with a notional amount of $350 million used to hedge economically the interest cost of our Series M-62 MTN debentures maturing in 2029. In 2025, we also terminated interest rate swaps expiring in 2029 with a notional amount of $105 million used to hedge the fair value of our Series M-62 MTN debentures. The fair value of the interest rate floors and interest rate swaps at the date of termination was nil.
In 2025, we entered into forward starting interest rate swaps, effective from 2025, with a notional amount of $423 million, maturing in 2055, to hedge the interest rate exposure on future debt issuances. The fair value of the forward starting interest rate swaps at June 30, 2025 was an asset of $13 million recognized in Other current assets in the statements of financial position.
In 2025, we entered into and subsequently terminated forward starting cross currency basis rate swaps with a notional amount of $350 million in U.S. dollars ($500 million in Canadian dollars) to hedge economically the basis rate on the termination of the cross currency interest rate swaps noted above. The fair value of the forward starting cross currency basis rate swaps at the date of termination was a liability of $3 million.
A 1% increase (decrease) in interest rates would result in a loss of $7 million (loss of $10 million) recognized in net earnings and a gain of $51 million (loss of $67 million) recognized in Other comprehensive income for the six months ended June 30, 2025, with all other variables held constant.
Equity price exposures
We use equity forward contracts on BCE’s common shares to hedge economically the cash flow exposure related to the settlement of equity settled share-based compensation plans. The fair value of our equity forward contracts at June 30, 2025 and December 31, 2024 was a net liability of $465 million and $429 million, respectively, recognized in Other current assets, Trade payables and other liabilities, and Other non-current liabilities in the statements of financial position. A loss of $43 million and $42 million for the three and six months ended June 30, 2025, respectively, and a loss of $23 million and $113 million for the three and six months ended June 30, 2024, respectively, relating to these equity forward contracts is recognized in Other (expense) income in the income statements.
A 5% increase (decrease) in the market price of BCE’s common shares would result in a gain (loss) of $16 million recognized in net earnings at June 30, 2025, with all other variables held constant.